Shareholders' Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 04, 2018	May 23, 2018	Mar. 23, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 07, 2018
Common stock par value				$ 0.001	$ 0.001
Common stock authorized				500,000,000	500,000,000
Common stock issued				54,000,000	54,000,000
Common stock outstanding				18,000,000	54,000,000
Common shares repurchased, shares				36,000,000	0
Common shares repurchased						$ 36,000
Increase in additional paid-in capital					$ 68,641
Total cash proceeds	$ 20	$ 45,000	$ 1,616,400
Shareholders contribution, discriptions				Zhen Fan, who is the chief executive officer and 16.2% shareholder of the Company, and a 2.0% shareholder of the Company, made contributions with the amount of $3,834 and $1,614, respectively, to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.
Total cash contributions				$ 1,661,420
MMTEC, Inc. [Member]
Common stock par value	$ 0.001	$ 0.001	$ 0.18
Common stock issued	20,000	45,000,000	8,980,000
Common shares repurchased, shares						36,000,000
Shareholders' Equity [Member]
Increase in additional paid-in capital					$ 68,641